INCOME PER SHARE	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
INCOME PER SHARE
INCOME PER SHARE

The calculations of basic and diluted income per share attributable to our equity holders for the years ended December 31, 2019 and 2018 are based on the following:

Years ended December 31	2019	2018

Basic weighted average number of shares outstanding (thousands)	121,769	120,137
Adjustments for dilutive instruments:
Stock options (thousands)	892	1,217
Diluted weighted average number of shares outstanding (thousands)	122,661	121,354

The outstanding 2013 Notes and 2019 Notes that could potentially dilute basic earnings per share in the future were not included in the calculation of diluted income per share for the year ended December 31, 2019 because they were anti-dilutive.